SUPPLEMENTARY INFORMATION (Schedule of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Exchange differences		$ 40		$ 3
Other	2		2	120
Total Income	2	40	2	123
Expenses:
Interest - In respect of liability to related parties	6			9
Interest - In respect of credit from banks	14	16	46	82	69
Exchange differences	60		21		156
Other	15	14	69		66
Total Expenses	95	30	136	92	291
Financial expenses, net	$ (93)	$ 10	$ (134)	$ 31	$ (291)